Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2016
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization and Basis of Presentation

NOTE 1. ORGANIZATION AND BASIS OF PRESENTATION

Organization

Effective April 14, 2014 (the “IPO Effective Date”), La Quinta Holdings Inc. (“Holdings”) completed its initial public offering (“IPO”) in which Holdings issued and sold 44.0 million shares of common stock. Holdings was incorporated in the state of Delaware on December 9, 2013 and, prior to the IPO Effective Date, had no operations. In connection with the IPO, we completed certain transactions including, among others, refinancing our existing debt, acquiring 14 previously managed hotels (the “Previously Managed Hotels”), and contributing the La Quinta Predecessor Entities (as defined below) into Holdings, which resulted in the La Quinta Predecessor Entities becoming owned by a “C” corporation for federal income tax purposes.

Lodge Holdco I L.L.C. (“Holdco I”) and Lodge Holdco II L.L.C. (“Holdco II”), each a Delaware limited liability company, were formed on January 4, 2006. Lodge Holdco III L.L.C. (“Holdco III”), a Delaware limited liability company, was formed March 17, 2006. We refer collectively to Holdco I, Holdco II, and Holdco III as the “La Quinta Predecessor Entities”. Since those dates and prior to the completion of our IPO, the La Quinta Predecessor Entities were owned and controlled by Blackstone Real Estate Partners IV L.P. and affiliates (“BREP IV”) and Blackstone Real Estate Partners V L.P. and affiliates (“BREP V”). BREP IV and BREP V are affiliates of The Blackstone Group L.P. (collectivity, the “Funds” or “Blackstone”).

As it pertains to the period prior to completion of our IPO, the accompanying consolidated financial statements include the accounts of each of the La Quinta Predecessor Entities, and all related wholly and majority owned subsidiaries and a consolidated Variable Interest Entity (“VIE”). For these periods, the La Quinta Predecessor Entities have been presented on a combined historical basis due to their prior common ownership and control. In connection with the IPO, the Funds and other pre-IPO owners contributed their equity interests in the La Quinta Predecessor Entities to Holdings in exchange for an aggregate of 81.06 million shares of common stock of Holdings. Holdings then transferred such equity interests to its wholly-owned subsidiary which pledged these interests as security for borrowings under a new credit agreement. As a result, as it pertains to the period subsequent to completion of our IPO, the accompanying consolidated financial statements also include the accounts of Holdings, the Previously Managed Hotels, and all other wholly and majority owned subsidiaries created in connection with the IPO. The combined or consolidated entity presented may also be referred to herein as “La Quinta”, “we”, “us”, “our”, or the “Company”, as the context requires, when we refer to our historical operations and financial performance.

In November 2014 and April 2015, Blackstone completed two secondary offerings in which it registered and sold 23.0 and 23.9 million shares of Holdings common stock, respectively. As of December 31, 2016 Blackstone owned 30.1% of Holdings’ outstanding common stock.

We own and operate hotels, some of which are subject to a ground lease, located in the United States under the La Quinta brand. We also franchise and, until the acquisition of the Previously Managed Hotels upon completion of our IPO, managed hotels under the La Quinta brand, with franchised hotels currently operating in the United States (“U.S.”), Canada, Mexico, Honduras and Colombia. All new franchised hotels are La Quinta Inn & Suites in the U.S. and Canada and LQ Hotel in Mexico and in Central and South America. As of December 31, 2016, 2015 and 2014, total owned and franchised hotels, and the approximate number of associated rooms were as follows:

	2016		2015		2014
	# of hotels	# of rooms	# of hotels	# of rooms	# of hotels	# of rooms
Owned (1)	321	41,000	340	43,400	352	44,800
Joint Venture	1	200	1	200	1	200
Franchised	566	46,000	545	43,900	514	41,500
Totals	888	87,200	886	87,500	867	86,500

(1)	As of December 31, 2016 and 2015, owned hotels includes five and 13 hotels, respectively, designated as assets held for sale, which are subject to a definitive purchase agreement.

Basis of Presentation and Use of Estimates

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All intercompany transactions have been eliminated. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported and, accordingly, ultimate results could differ from those estimates.

Effective April 14, 2014, we acquired 100% of the ownership interests of LQ Management L.L.C. (“LQM”) for $0.8 million in cash. Prior to April 14, 2014, LQM was a VIE, in which the La Quinta Predecessor Entities had a significant variable financial interest, and were the primary beneficiary. LQM received no member or other capital contribution, or equity investment upon formation or thereafter. LQM’s sole purpose is to manage all of our day-to-day operations, as well as to provide, prior to the IPO, day to day management of the Previously Managed Hotels. In return for providing these management services, we and, prior to the IPO, the Previously Managed Hotels pay LQM a management fee and reimburse LQM for costs incurred on our behalf, and, prior to the IPO, on behalf of the Previously Managed Hotels, in accordance with management and service agreements in place prior to the IPO. The La Quinta Predecessor Entities were the primary beneficiary of LQM as the management and service agreements in place provided for the La Quinta Predecessor Entities to reimburse LQM for its expenses in a manner that allowed LQM to realize a reasonable profit. We have not provided financial or other support to LQM during the periods presented that we were not contractually required to provide, and LQM’s agreements with its vendors are structured as non-recourse to our general credit. On April 14, 2014, LQM became a wholly owned subsidiary of Holdings and, as a result, is no longer a VIE.